DISCONTINUED OPERATIONS - Cash Flows from Discontinued Operations (Details) - Disposed of by sale - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized cash flows information for Discontinued operations [Abstract]
Net cash (used in) provided by operations	$ (185)	$ 670	$ 1,026
Net cash (used in) provided by investing activities	$ 24	$ (89)	$ 87